RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Consultancy Fee	$ 90,000	$ 90,000	$ 104,000
Related Party Consultancy Fee Payable	22,500	22,500
Related Party Salaries	98,102	110,723	103,651
Directors' remuneration	12,000	12,000	12,000
Non Interest Expense Directors Fees Outstanding	12,000	12,000
Noninterest Advance To Related Party	12,444	24,150
Directors and Senior Officers [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	84,947	74,836
CWN Capital Inc [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	115,093	270,810
Services Provided To Related Party	115,093	270,810	202,280
Costs Incurred On Behalf Related Party	57,147	215,644
CWN Mining Acquisition [Member]
Related Party Transaction [Line Items]
Services Provided To Related Party	$ 11,653	$ 14,043	$ 0